Organization and principal activities - OptAim (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Consolidated VIE and VIE's subsidiary
Total assets	$ 163,704	$ 221,782
Total Liabilities	122,452	142,493
OptAim VIE
Consolidated VIE and VIE's subsidiary
Total assets	6,017	7,110
Total Liabilities	4,233	5,188
Registered capital and statutory reserve	$ 2,081	$ 2,081
OptAim VIE | Mr Jian Tang
Consolidated VIE and VIE's subsidiary
VIE direct or indirect ownership (as a percent)	30.00%